SCHEDULE OF EARNING PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Net loss computation of basic and diluted net loss per common share:
Net loss attributable to common stockholders	$ (404,344)	$ (108,782)	$ (530,827)	$ (275,892)
Basic and diluted net loss per share:
Basic and diluted net loss per common share	$ (0.04)	$ (0.01)	$ (0.05)	$ (0.06)
Basic and diluted weighted average common shares outstanding	10,228,696	9,890,075	9,935,412	4,615,160